Note 7 Residual maturities by contractual periods (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
On demand [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	€ 39,761	€ 42,518	[1]	€ 20,954	[2]
On demand [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
On demand [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,936	8,838	[3]	7,377	[4]
On demand [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2	0	[1]	0	[2]
On demand [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
On demand [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	174	279	[1]	157	[2]
On demand [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	10	0	[1]	0	[2]
On demand [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	[3]	1	[4]
On demand [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	8,894	12,735	[3]	10,177	[4]
On demand [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	281,812	308,360	[3]	271,638	[4]
On demand [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	[3]	0	[4]
On demand [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(33)	0	[3]	0	[4]
Not later than one month [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	24,598	32,741	[1]	20,654	[2]
Not later than one month [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,781	3,616	[1]	3,591	[2]
Not later than one month [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,257	7,859	[3]	7,608	[4]
Not later than one month [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	901	2,202	[1]	1,336	[2]
Not later than one month [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	33,856	20,033	[1]	21,612	[2]
Not later than one month [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	18,531	16,939	[1]	22,015	[2]
Not later than one month [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,779	3,896	[1]	1,622	[2]
Not later than one month [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,065	4,750	[3]	1,393	[4]
Not later than one month [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,728	4,324	[3]	3,859	[4]
Not later than one month [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	28,806	39,978	[3]	43,577	[4]
Not later than one month [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	52,437	41,239	[3]	45,135	[4]
Not later than one month [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(395)	(722)	[3]	(66)	[4]
Later than one month and not later than three months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than one month and not later than three months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	400	677	[1]	283	[2]
Later than one month and not later than three months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	415	254	[3]	493	[4]
Later than one month and not later than three months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	801	855	[1]	1,120	[2]
Later than one month and not later than three months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	11,611	4,757	[1]	3,858	[2]
Later than one month and not later than three months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	23,185	24,280	[1]	25,056	[2]
Later than one month and not later than three months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,606	6,680	[1]	3,873	[2]
Later than one month and not later than three months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,077	2,618	[3]	1,714	[4]
Later than one month and not later than three months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,700	2,694	[3]	867	[4]
Later than one month and not later than three months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	11,814	13,416	[3]	18,550	[4]
Later than one month and not later than three months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6,858	5,301	[3]	3,202	[4]
Later than one month and not later than three months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(176)	15	[3]	(25)	[4]
Later than three months and not later than six months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than three months and not later than six months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	790	921	[1]	488	[2]
Later than three months and not later than six months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	825	741	[3]	1,122	[4]
Later than three months and not later than six months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	584	797	[1]	796	[2]
Later than three months and not later than six months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,945	1,351	[1]	2,287	[2]
Later than three months and not later than six months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	22,141	23,012	[1]	24,994	[2]
Later than three months and not later than six months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,395	6,557	[1]	6,620	[2]
Later than three months and not later than six months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,498	3,963	[3]	4,208	[4]
Later than three months and not later than six months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	382	588	[3]	381	[4]
Later than three months and not later than six months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,867	6,808	[3]	10,013	[4]
Later than three months and not later than six months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,485	1,643	[3]	15,801	[4]
Later than three months and not later than six months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(326)	(961)	[3]	29	[4]
Later than six months and not later than nine months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than six months and not later than nine months [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	373	356	[1]	585	[2]
Later than six months and not later than nine months [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	183	152	[3]	172	[4]
Later than six months and not later than nine months [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	727	734	[1]	589	[2]
Later than six months and not later than nine months [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,063	364	[1]	561	[2]
Later than six months and not later than nine months [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	11,769	15,579	[1]	15,777	[2]
Later than six months and not later than nine months [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,333	5,084	[1]	2,017	[2]
Later than six months and not later than nine months [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,914	1,283	[3]	1,645	[4]
Later than six months and not later than nine months [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	289	353	[3]	367	[4]
Later than six months and not later than nine months [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,717	4,526	[3]	7,266	[4]
Later than six months and not later than nine months [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,513	1,192	[3]	1,456	[4]
Later than six months and not later than nine months [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(66)	(85)	[3]	(11)	[4]
Later than nine months and not later than one year [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than nine months and not later than one year [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	299	461	[1]	503	[2]
Later than nine months and not later than one year [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	924	726	[3]	1,514	[4]
Later than nine months and not later than one year [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	432	543	[1]	991	[2]
Later than nine months and not later than one year [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,692	368	[1]	808	[2]
Later than nine months and not later than one year [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	13,782	17,032	[1]	16,404	[2]
Later than nine months and not later than one year [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,958	13,014	[1]	7,292	[2]
Later than nine months and not later than one year [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,885	1,543	[3]	4,386	[4]
Later than nine months and not later than one year [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	227	272	[3]	257	[4]
Later than nine months and not later than one year [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,520	4,366	[3]	6,605	[4]
Later than nine months and not later than one year [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	8,252	368	[3]	653	[4]
Later than nine months and not later than one year [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(641)	134	[3]	1,097	[4]
Later than one year and not later than two years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than one year and not later than two years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	211	117	[1]	189	[2]
Later than one year and not later than two years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	496	825	[3]	386	[4]
Later than one year and not later than two years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	694	1,251	[1]	1,420	[2]
Later than one year and not later than two years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,188	3,320	[1]	4,121	[2]
Later than one year and not later than two years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	39,656	46,182	[1]	42,165	[2]
Later than one year and not later than two years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	18,854	9,858	[1]	21,334	[2]
Later than one year and not later than two years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	9,477	10,573	[3]	8,328	[4]
Later than one year and not later than two years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	578	957	[3]	982	[4]
Later than one year and not later than two years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,740	3,361	[3]	3,717	[4]
Later than one year and not later than two years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	29,954	11,304	[3]	3,393	[4]
Later than one year and not later than two years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	100	(400)	[3]	(830)	[4]
Later than two years and not later than three years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than two years and not later than three years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	166	120	[1]	24	[2]
Later than two years and not later than three years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	146	189	[3]	614	[4]
Later than two years and not later than three years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	470	721	[1]	1,072	[2]
Later than two years and not later than three years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,239	1,849	[1]	1,838	[2]
Later than two years and not later than three years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	30,049	38,851	[1]	35,917	[2]
Later than two years and not later than three years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	13,135	15,494	[1]	6,115	[2]
Later than two years and not later than three years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,931	7,505	[3]	10,608	[4]
Later than two years and not later than three years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	231	337	[3]	503	[4]
Later than two years and not later than three years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	578	1,213	[3]	2,062	[4]
Later than two years and not later than three years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,527	28,510	[3]	7,206	[4]
Later than two years and not later than three years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(122)	(157)	[3]	(278)	[4]
Later than three years and not later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than three years and not later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	8	2	[1]	120	[2]
Later than three years and not later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	146	166	[3]	206	[4]
Later than three years and not later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	261	515	[1]	672	[2]
Later than three years and not later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,118	891	[1]	411	[2]
Later than three years and not later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	44,508	51,709	[1]	54,772	[2]
Later than three years and not later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	17,214	17,231	[1]	13,240	[2]
Later than three years and not later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	12,332	12,793	[3]	10,803	[4]
Later than three years and not later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	337	459	[3]	499	[4]
Later than three years and not later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	863	869	[3]	854	[4]
Later than three years and not later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,755	3,740	[3]	759	[4]
Later than three years and not later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(155)	(264)	[3]	(333)	[4]
Later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	[1]	0	[2]
Later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	26	39	[1]	432	[2]
Later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	579	371	[3]	510	[4]
Later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	469	500	[1]	2,089	[2]
Later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	739	1,089	[1]	803	[2]
Later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	94,780	110,173	[1]	122,098	[2]
Later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	47,331	50,045	[1]	46,022	[2]
Later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	19,991	23,839	[3]	27,840	[4]
Later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	722	870	[3]	952	[4]
Later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	416	799	[3]	1,039	[4]
Later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,490	1,516	[3]	1,308	[4]
Later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(66)	(159)	[3]	(420)	[4]
Total [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	64,359	75,258	[1]	41,608	[2]
Total [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	6,056	6,309	[1]	6,216	[2]
Total [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	9,907	20,120	[3]	20,004	[4]
Total [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	5,343	8,119	[1]	10,084	[2]
Total [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	57,451	34,021	[1]	36,299	[2]
Total [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	298,574	344,036	[1]	359,354	[2]
Total [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	111,614	127,859	[1]	108,136	[2]
Total [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	59,169	68,868	[3]	70,927	[4]
Total [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	16,087	23,589	[3]	18,843	[4]
Total [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	334,132	383,694	[3]	365,321	[4]
Total [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	113,269	94,812	[3]	78,914	[4]
Total [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	€ (1,880)	€ (2,599)	[3]	€ (838)	[4]

[1]	(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).
[2]	(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).
[3]	(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).
[4]	(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).